Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.537%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,955,165.88

Principal:
Principal Collections	$21,110,735.10
Prepayments in Full	$11,483,326.33
Liquidation Proceeds	$440,501.73
Recoveries	$42,483.48
Sub Total	$33,077,046.64
Collections	$35,032,212.52

Purchase Amounts:
Purchase Amounts Related to Principal	$351,513.12
Purchase Amounts Related to Interest	$1,535.51
Sub Total	$353,048.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,385,261.15

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,385,261.15
Servicing Fee	$676,834.16	$676,834.16	$0.00	$0.00	$34,708,426.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,708,426.99
Interest - Class A-2a Notes	$84,097.29	$84,097.29	$0.00	$0.00	$34,624,329.70
Interest - Class A-2b Notes	$83,269.81	$83,269.81	$0.00	$0.00	$34,541,059.89
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$34,117,676.56
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$33,965,068.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,965,068.56
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$33,904,157.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,904,157.31
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$33,857,184.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,857,184.31
Regular Principal Payment	$30,918,557.82	$30,918,557.82	$0.00	$0.00	$2,938,626.49
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,938,626.49
Residual Released to Depositor	$0.00	$2,938,626.49	$0.00	$0.00	$0.00
Total		$35,385,261.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,918,557.82
Total					$30,918,557.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,475,887.44	$67.19	$84,097.29	$0.31	$18,559,984.73	$67.50
Class A-2b Notes	$12,442,670.38	$67.19	$83,269.81	$0.45	$12,525,940.19	$67.64
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$30,918,557.82	$23.48	$851,242.68	$0.65	$31,769,800.50	$24.13

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$93,441,430.61	0.3397870	$74,965,543.17	0.2726020
Class A-2b Notes	$62,928,556.18	0.3397870	$50,485,885.80	0.2726020
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$724,699,986.79	0.5503368	$693,781,428.97	0.5268572

Pool Information
Weighted Average APR	2.866%	2.860%
Weighted Average Remaining Term	43.01	42.16
Number of Receivables Outstanding	42,681	41,798
Pool Balance	$812,200,988.90	$778,301,281.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$756,117,992.69	$724,690,939.27
Pool Factor	0.5718524	0.5479844

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$11,674,519.23
Yield Supplement Overcollateralization Amount	$53,610,342.55
Targeted Overcollateralization Amount	$84,519,852.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,519,852.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$513,630.80
(Recoveries)		53	$42,483.48
Net Loss for Current Collection Period			$471,147.32
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6961%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6133%
Second Prior Collection Period			0.7396%
Prior Collection Period			0.7031%
Current Collection Period			0.7109%
Four Month Average (Current and Prior Three Collection Periods)			0.6917%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,655	$7,106,777.04
(Cumulative Recoveries)			$632,191.27
Cumulative Net Loss for All Collection Periods			$6,474,585.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4559%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,294.13
Average Net Loss for Receivables that have experienced a Realized Loss			$3,912.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.26%	436	$9,775,172.29
61-90 Days Delinquent	0.19%	60	$1,462,163.62
91-120 Days Delinquent	0.03%	9	$245,880.61
Over 120 Days Delinquent	0.06%	22	$495,299.62
Total Delinquent Receivables	1.54%	527	$11,978,516.14

Repossession Inventory:
Repossessed in the Current Collection Period		26	$618,008.36
Total Repossessed Inventory		41	$1,058,686.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2000%
Prior Collection Period			0.2366%
Current Collection Period			0.2177%
Three Month Average			0.2181%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2831%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer